United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/11

Date of Reporting Period:  Quarter ended 7/31/10

Item 1.                      Schedule of Investments

Federated Automated Government Cash Reserves

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 79.6%
$24,000,000	[1]	Federal Farm Credit System Discount Notes, 0.180% - 0.260%, 8/25/2010 - 1/25/2011	23,985,112
42,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.160% - 0.429%, 8/2/2010 - 9/20/2010	41,995,083
7,250,000		Federal Farm Credit System Notes, 0.390% - 5.250%, 9/13/2010 - 4/29/2011	7,255,693
106,929,000	[1]	Federal Home Loan Bank System Discount Notes, 0.170% - 0.390%, 8/6/2010 - 2/16/2011	106,896,982
21,725,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.227% - 0.360%, 8/2/2010 - 8/25/2010	21,717,123
22,955,000		Federal Home Loan Bank System Notes, 0.260% - 4.375%, 9/17/2010 - 1/21/2011	23,050,211
25,000,000	[1]	Tennessee Valley Authority Discount Note, 0.200%, 8/12/2010	24,998,472
		TOTAL GOVERNMENT AGENCIES	249,898,676
		U.S. TREASURY – 17.6%
5,000,000	[1]	United States Treasury Bill, 0.180%, 8/19/2010	4,999,550
20,200,000	[1]	United States Treasury Bills, 0.180% - 0.200%, 8/26/2010	20,197,406
30,000,000		United States Treasury Notes, 4.125% - 5.750%, 8/15/2010	30,057,173
		TOTAL U.S. TREASURY	55,254,129
		TOTAL INVESTMENTS — 97.2% (AT AMORTIZED COST)[3]	305,152,805
		OTHER ASSETS AND LIABILITIES - NET — 2.8%[4]	8,724,366
		TOTAL NET ASSETS — 100%	$313,877,171

1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Federated U.S. Treasury Cash Reserves

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount		Value
	U.S. TREASURY – 94.1%
	U.S. Treasury Bills – 62.5%;1
$250,000,000	United States Treasury Bill, 0.215%, 11/12/2010	$249,846,215
1,125,000,000	United States Treasury Bills, 0.110% - 0.155%, 8/19/2010	1,124,919,375
1,150,000,000	United States Treasury Bills, 0.150% - 0.155%, 9/23/2010	1,149,749,104
575,000,000	United States Treasury Bills, 0.150% - 0.175%, 8/12/2010	574,973,073
1,317,000,000	United States Treasury Bills, 0.150% - 0.200%, 8/26/2010	1,316,856,990
1,500,000,000	United States Treasury Bills, 0.150%, 10/21/2010	1,499,493,750
250,000,000	United States Treasury Bills, 0.150%, 10/28/2010	249,909,375
985,100,000	United States Treasury Bills, 0.155% - 0.160%, 9/16/2010	984,899,241
1,680,000,000	United States Treasury Bills, 0.155% - 0.160%, 9/9/2010	1,679,712,321
550,000,000	United States Treasury Bills, 0.155% - 0.255%, 10/7/2010	549,787,368
250,000,000	United States Treasury Bills, 0.155%, 10/14/2010	249,920,347
90,250,000	United States Treasury Bills, 0.200%, 1/13/2011	90,167,271
	TOTAL	9,720,234,430
	U.S. Treasury Notes – 31.6%
200,000,000	United States Treasury Note, 0.875%, 1/31/2011	200,623,864
275,000,000	United States Treasury Note, 1.250%, 11/30/2010	275,900,370
540,000,000	United States Treasury Note, 1.500%, 10/31/2010	541,694,983
191,000,000	United States Treasury Note, 2.000%, 9/30/2010	191,553,803
740,000,000	United States Treasury Note, 2.375%, 8/31/2010	741,321,428
186,000,000	United States Treasury Note, 3.875%, 9/15/2010	186,839,897
201,185,000	United States Treasury Note, 4.250%, 1/15/2011	204,850,679
513,000,000	United States Treasury Notes, 0.875% - 4.500%, 2/28/2011	515,827,403
2,022,000,000	United States Treasury Notes, 4.125% - 5.750%, 8/15/2010	2,025,182,957
35,000,000	United States Treasury Notes, 4.250%, 10/15/2010	35,290,305
	TOTAL	4,919,085,689
	TOTAL INVESTMENTS — 94.1% (AT AMORTIZED COST)[2]	14,639,320,119
	OTHER ASSETS AND LIABILITIES - NET — 5.9%[3]	922,374,198
	TOTAL NET ASSETS — 100%	$15,561,694,317
1	Discount rate at the time of purchase.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010